Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
Trade and Other Payables

Note 21. Trade and other payables

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Trade payables	387,034	291,270
Accruals	465,639	577,224
Payroll tax payable	32,886	14,578
Wages Payable	233,604	211,869
PAYG Withholding Payable	314,599	49,517
Superannuation Payable	121,530	16,791
Insurance Funding	2,894	-
GST payable	-	23,155
	1,558,186	1,184,404

Due to their short term nature, the directors consider that the carrying amount of trade payables approximates to their fair value. No interest is payable on amounts classified as trade and other payables.